Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 5,694,624	¥ 39,537,775	¥ 39,698,790	¥ 38,901,980
Held-to-maturity investments, long-term	19,372,029		56,180,000		¥ 134,500,000
Other comprehensive income-change in fair value of available-for-sale investments		24,692,207	44,166,013	5,164,535
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"		27,692,936	43,447,599	2,544,184
Other comprehensive income-net unrealized gains on the available-for-sale investments	$ (678,401)	(4,710,140)	718,414	¥ 2,620,351
Amortized cost of the available-for-sale investments			495,847,433		¥ 152,950,000
PPDAI Group Inc. | Private Equity Funds Products | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	3.00%				3.00%
PPDAI Group Inc. | Series B Preferred Stock
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	1.96%			2.62%	1.96%
Payment to acquire investment				¥ 14,413,099
PPDAI Group Inc. | Series B Preferred Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	15.00%				15.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income		¥ 21,393,276	4,856,760	¥ 12,496,501
Held to maturity investment, gross unrecognized holding gain					¥ 1,360,819
Held to maturity investment, gross unrecognized holding Loss			2,375,351
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities			¥ 46,180,000		124,500,000
Held-to-maturity securities, 2017
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					133,500,000
Held-to-maturity securities, 2019
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					¥ 1,000,000